Consolidated statements of changes in equity (deficit) (Parenthetical) - CAD ($)	9 Months Ended
	May 31, 2025	May 31, 2024
Consolidated statements of changes in equity (deficit)
Transaction costs	$ 3,123,837	$ 246,298